Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jul. 29, 2017	Oct. 29, 2016	Oct. 31, 2015
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized shares	605,000,000	605,000,000
Common stock, shares issued	0	63,802,795
Common stock, shares outstanding	0	63,802,795
Contingently redeemable common stock, shares outstanding	0	1,607,760	2,064,240
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	95,000,000	95,000,000	5,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock in treasury		0	770,240
Scenario, Previously Reported [Member]
Preferred stock, authorized shares		5,000
Common Class A [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	46,000,000	46,000,000	46,000,000
Common stock, shares issued	0	6,930,720	8,557,200
Common stock, shares outstanding	0	6,930,720	7,786,960
Common Class A [Member] | Scenario, Previously Reported [Member]
Common stock, shares issued		6,905,120
Common Class B [Member]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	43,200,000	43,200,000	43,200,000
Common stock, shares issued	0	42,684,320	42,684,320
Common stock, shares outstanding	0	42,684,320	42,684,320